Average Annual Total Returns - StrategicAdvisersFidelityInternationalFund-PRO - StrategicAdvisersFidelityInternationalFund-PRO - Strategic Advisers Fidelity International Fund	Apr. 29, 2024
Strategic Advisers Fidelity International Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.16%
Past 5 years	9.22%
Past 10 years	4.94%
Strategic Advisers Fidelity International Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.53%
Past 5 years	8.39%
Past 10 years	4.34%
Strategic Advisers Fidelity International Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.26%
Past 5 years	7.29%
Past 10 years	3.92%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%